Loans, borrowings, cash and cash equivalents and financial investments - Net debt (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans and borrowings
Total of loans and borrowings	$ 13,056	$ 15,466
Cash and cash equivalents	7,350	5,784	$ 4,328	$ 4,262
Short-term investments	826	32
Net debt	4,880	9,650
Debt contracts in the international markets
Loans and borrowings
Total of loans and borrowings	10,494	11,783
Debt contract in Brazil
Loans and borrowings
Total of loans and borrowings	$ 2,562	$ 3,683